Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	May 03, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000005523
Account Value [Line Items]
Account Value	$ 10,686	$ 10,770	$ 10,632	$ 10,681	$ 10,175	$ 10,174	$ 9,976	$ 9,993	$ 10,112	$ 9,962	$ 9,965	$ 10,207	$ 10,375	$ 10,874	$ 11,126	$ 11,208	$ 11,209	$ 11,293	$ 11,328	$ 11,308	$ 11,317	$ 11,072	$ 10,894	$ 10,851	$ 10,640	$ 10,435	$ 10,226	$ 10,258	$ 10,209	$ 10,153	$ 10,294	$ 10,324	$ 10,286		$ 10,215	$ 10,178	$ 10,269	$ 10,163	$ 10,112	$ 9,997	$ 9,964	$ 10,000
C000190558
Account Value [Line Items]
Account Value	527,546	532,111	524,327	527,136	501,876	501,562	490,930	491,494	497,707	489,427	489,315	500,975	509,559	533,741	545,877	549,736	549,602	553,576	555,160	554,009	554,288	542,127	533,283	531,065	520,594	510,453	500,087	501,555	499,019	496,146	502,904	504,781	502,250	$ 500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462		10,308	10,205	10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	558,790	560,405	554,522	555,240	529,865	529,642	518,851	517,481	523,036	512,588	512,801	523,730	534,490	567,787	588,342	591,892	582,372	583,208	595,207	592,392	584,740	575,250	554,796	556,375	534,421	515,075	500,759	505,004	502,274	499,250	507,571	510,360	504,163	500,000
Bloomberg U.S. GNMA Index
Account Value [Line Items]
Account Value	11,047	11,115	10,955	11,000	10,475	10,466	10,260	10,280	10,384	10,213	10,220	10,471	10,661	11,162	11,375	11,441	11,421	11,446	11,511	11,491	11,542	11,277	11,107	11,062	10,851	10,587	10,318	10,367	10,304	10,203	10,377	10,409	10,353		$ 10,244	$ 10,213	$ 10,361	$ 10,255	$ 10,204	$ 10,048	$ 9,982	$ 10,000
Bloomberg U.S. GNMA Index
Account Value [Line Items]
Account Value	$ 537,071	$ 540,422	$ 532,615	$ 534,830	$ 509,259	$ 508,844	$ 498,835	$ 499,800	$ 504,839	$ 496,555	$ 496,885	$ 509,080	$ 518,345	$ 542,689	$ 553,042	$ 556,241	$ 555,270	$ 556,514	$ 559,666	$ 558,690	$ 561,155	$ 548,283	$ 540,024	$ 537,831	$ 527,570	$ 514,716	$ 501,671	$ 504,047	$ 500,957	$ 496,035	$ 504,535	$ 506,074	$ 503,360	$ 500,000